Issuance of Units (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended		3 Months Ended			5 Months Ended	8 Months Ended		9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2017	Mar. 13, 2018	Feb. 21, 2018	Mar. 22, 2018	Mar. 20, 2017	Mar. 17, 2017	Jun. 08, 2017	Sep. 01, 2017	Aug. 29, 2017	Sep. 25, 2017	Nov. 09, 2017	Nov. 18, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Class Of Stock [Line Items]
Partners' Capital Account, Unit-based Compensation													$ 1,904
Proceeds from issuance of Common Limited partners units													98,774	$ 440	$ 72,090
Proceeds from issuance of common units, net of offering costs															72,090
Payments to acquire notes receivable from affiliiates													4,050	0	0
Net proceeds from issuance of general partner units													2,638	10	1,528
Equity compensation expense													1,904	93	0
Issuance of common units related to transfer of Navios Europe I loans													28,697	0	0
Compensation cost of non-vested restricted common units not yet recognized													4,222
Net proceeds from issuance of general partner untis													98,175	440
Formation of Navios Containers													17,323
Proceeds from issuance of General partners units													$ 2,626	$ 10	$ 1,528
Number of units received													147,797,720	83,323,911
Common units outstanding													147,797,720	83,323,911
Issuance of restricted common units for acquisition of vessels from Rickmers Trust (see Note 13), value													$ 612
Common Unitholders
Class Of Stock [Line Items]
Issuance of restricted common units for acquisition of vessels from Rickmers Trust (see Note 13), units													361,444
Partners' Capital Account, Unit-based Compensation													$ 1,904
Partners Capital account units sold in public offering					47,795,000										5,720,547
Unit price					$ 2.1
Proceeds from issuance of Common Limited partners units					$ 100,369
Proceeds from issuance of common units, net of offering costs					95,986										$ 72,090
Offering costs					$ 4,383
Issuance of common units for transfer of Navios Europe I Loans (see Notes 12 & 18), units													13,076,923
Issuance of restricted units, Unit-based Compensation													2,040,000
Net proceeds from issuance of general partner untis													48,995,442	244,201
Net proceeds from issuance of general partner untis													$ 98,175	$ 440
Issuance of restricted common units for acquisition of vessels from Rickmers Trust (see Note 13), value													$ 600
Common Unitholders | Acquisition Agreement
Class Of Stock [Line Items]
Issuance of restricted common units for acquisition of vessels from Rickmers Trust (see Note 13), units								361,444
Issuance of restricted common units for acquisition of vessels from Rickmers Trust (see Note 13), value								$ 600
Common Unitholders | Continuous Offering Program Sales Agreement
Class Of Stock [Line Items]
Maximum aggregate offering price												$ 25,000
Partners Capital account units sold in public offering													1,200,442	244,201
Proceeds from issuance of Common Limited partners units													$ 2,221	$ 440
Common Unitholders | Subsequent Event
Class Of Stock [Line Items]
Partners Capital account units sold in public offering			18,422,000
Unit price			$ 1.9
Proceeds from issuance of Common Limited partners units			$ 35,002
Proceeds from issuance of common units, net of offering costs			33,282
Offering costs			$ 1,720
General Partner
Class Of Stock [Line Items]
Issuance of restricted common units for acquisition of vessels from Rickmers Trust (see Note 13), units													7,376
Partners Capital account units sold in public offering					975,408
Net proceeds from issuance of general partner units					$ 2,049	$ 468
Partners Capital account units sold in private placement						266,876
General Partner's capital account units sold in public offering													1,308,415	4,984	116,746
Proceeds from issuance of General partners units													$ 2,626	$ 10	$ 1,528
Issuance of restricted common units for acquisition of vessels from Rickmers Trust (see Note 13), value													12
General Partner | Acquisition Agreement
Class Of Stock [Line Items]
Issuance of restricted common units for acquisition of vessels from Rickmers Trust (see Note 13), units								7,376
Issuance of restricted common units for acquisition of vessels from Rickmers Trust (see Note 13), value								$ 12
General Partner | Continuous Offering Program Sales Agreement
Class Of Stock [Line Items]
Net proceeds from issuance of general partner units													$ 46	$ 10
Partners Capital account units sold in private placement													24,498
General Partner | Subsequent Event
Class Of Stock [Line Items]
Partners Capital account units sold in public offering			375,959
Net proceeds from issuance of general partner units			$ 714
Restricted Common Units
Class Of Stock [Line Items]
Vesting period														3 years
Restricted common units vested in period													686,665
Navios Holdings
Class Of Stock [Line Items]
Payments to acquire notes receivable from affiliiates						$ 4,050
Value of consideration given						$ 33,473
Navios Holdings | Common Unitholders
Class Of Stock [Line Items]
Issuance of common units for transfer of Navios Europe I Loans (see Notes 12 & 18), units						13,076,923
Issuance of common units related to transfer of Navios Europe I loans						$ 28,862
Navios Containers
Class Of Stock [Line Items]
Sale of Stock, Percentage of Ownership after Transaction													33.70%
Common units outstanding													9,818,182
Navios Containers | Private Placement
Class Of Stock [Line Items]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Purchase of Interest by Parent							$ 30,000		$ 10,000		$ 10,000
Sale of Stock, Percentage of Ownership after Transaction							59.70%
Number of units received							6,000,000		2,000,000		1,818,182
Navios Containers | Warrants
Class Of Stock [Line Items]
Sale of Stock, Percentage of Ownership after Transaction											6.80%		6.80%
Warrants, Expected term											5 years		5 years
Navios Containers | Subsequent Event
Class Of Stock [Line Items]
Sale of Stock, Percentage of Ownership after Transaction		36.00%
Navios Containers | Subsequent Event | Private Placement
Class Of Stock [Line Items]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Purchase of Interest by Parent		$ 14,460
Number of units received		2,629,095
Navios Containers | Subsequent Event | Warrants
Class Of Stock [Line Items]
Sale of Stock, Percentage of Ownership after Transaction		6.80%
Warrants, Expected term		5 years
Directors and/ or officers | Authorized January 2017
Class Of Stock [Line Items]
Equity compensation expense													$ 1,832	$ 93
Directors and/ or officers | Authorized December 2017
Class Of Stock [Line Items]
Net proceeds from issuance of general partner units													$ 64
Partners Capital account units sold in private placement													27,960
Equity compensation expense													$ 72
Directors and/ or officers | General Partner | Authorized January 2017
Class Of Stock [Line Items]
Net proceeds from issuance of general partner units	$ 63
Partners Capital account units sold in private placement	41,633
Directors and/ or officers | Restricted Common Units | Authorized January 2017
Class Of Stock [Line Items]
Issuance of restricted units, Unit-based Compensation	2,040,000
Directors and/ or officers | Restricted Common Units | Authorized December 2017
Class Of Stock [Line Items]
Issuance of restricted units, Unit-based Compensation													1,370,044
Navios Containers | Private Placement
Class Of Stock [Line Items]
Sale Of Stock Number Of Shares Issued In Transaction							10,057,645		10,000,000		9,090,909
Proceeds from issuance of private placement							$ 50,288		$ 50,000		$ 50,000
Sale of Stock, Price Per Share							$ 5		$ 5		$ 5.5
Navios Containers | Warrants
Class Of Stock [Line Items]
Sale of Stock, Percentage of Ownership after Transaction							6.80%		6.80%
Warrants, Expected term							5 years		5 years
Navios Containers | Subsequent Event | Private Placement
Class Of Stock [Line Items]
Sale Of Stock Number Of Shares Issued In Transaction		5,454,546
Proceeds from issuance of private placement		$ 30,000
Sale of Stock, Price Per Share		$ 5.5
Navios Containers | Common Unitholders | Acquisition Agreement
Class Of Stock [Line Items]
Partners' Capital Account, Unit-based Compensation										$ 600
Navios Containers | Common Unitholders | Subsequent Event
Class Of Stock [Line Items]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Purchase of Interest by Parent			$ 5,000
Navios Containers | Navios Holdings | Private Placement
Class Of Stock [Line Items]
Formation of Navios Containers							$ 5,000
Minority Interest Ownership Percentage By Noncontrolling Owners							9.90%
Navios Containers | Navios Holdings | Warrants
Class Of Stock [Line Items]
Minority Interest Ownership Percentage By Noncontrolling Owners							1.70%		1.70%
Warrants, Expected term							5 years		5 years
Navios Holdings
Class Of Stock [Line Items]
Ownership percentage of Navios Holdings				20.20%									20.80%
Navios GP L.L.C. general partner interest in Navios Partners				2.00%									2.00%
Common units outstanding													28,421,233
Navios Holdings | Navios Containers
Class Of Stock [Line Items]
Sale of Stock, Percentage of Ownership after Transaction													3.40%
Common units outstanding													1,000,000
Navios Holdings | Navios Containers | Private Placement
Class Of Stock [Line Items]
Number of units received							1,000,000
Navios Holdings | Navios Containers | Warrants
Class Of Stock [Line Items]
Minority Interest Ownership Percentage By Noncontrolling Owners													1.70%
Warrants, Expected term													5 years
Navios Term Loans I | Navios Holdings | Navios Revolving Loans I
Class Of Stock [Line Items]
Payments to acquire notes receivable from affiliiates						4,050
Value of consideration given						$ 33,473
Navios Term Loans I | Navios Holdings | Common Unitholders | Navios Revolving Loans I
Class Of Stock [Line Items]
Issuance of common units for transfer of Navios Europe I Loans (see Notes 12 & 18), units						13,076,923
Navios Term Loans I | Navios Holdings | Navios Revolving Loans I
Class Of Stock [Line Items]
Preferred distribution percentage						12.70%